USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Nickel Futures LN, June 2025 contracts	3	$295,373	Jun-25	$(9,367)	(0.6)%
LME Zinc Futures LX, June 2025 contracts	2	143,955	Jun-25	(1,255)	(0.1)%
SGX Iron Ore Futures SC, June 2025 contracts	1	9,875	Jun-25	129	0.0	%(b)
ICE ECX EMISSION Futures MO, December 2025 contracts	2	149,615	Dec-25	(1,990)	(0.1)%
	8	598,818		(12,483)	(0.8)%
United States Contracts(a)
COMEX Silver Futures SI, May 2025 contracts	1	168,715	May-25	4,340	0.3%
COMEX Copper Futures HG, May 2025 contracts	1	121,237	May-25	4,613	0.3%
CME Lithium LiOH Futures LF, May 2025 contracts	6	57,900	May-25	1,500	0.1%
LME Aluminum Futures AL, June 2025 contracts	2	134,325	Jun-25	(10,537)	(0.7)%
CME Cobalt Fastmarket Futures CV, June 2025 contracts	13	530,211	Jun-25	(23,215)	(1.6)%
CME Lithium Carbonate CIF CJK Fastmarket Futures LJ, June 2025 contracts	5	51,750	Jun-25	(850)	(0.1)%
CME Lithium LiOH Futures LF, June 2025 contracts	6	57,900	Jun-25	1,500	0.1%
CME Lithium LiOH Futures LF, July 2025 contracts	6	59,100	Jul-25	3,720	0.3%
	40	1,181,138		(18,929)	(1.3)%
Open Commodity Futures Contracts - Short
Foreign Contracts(a)
LME Nickel Futures LN, June 2025 contracts	2	(197,735)	Jun-25	7,064	0.5%
LME Zinc Futures LX, June 2025 contracts	1	$(74,329)	Jun-25	$2,979	0.2%
	3	(272,064)		10,043	0.7%
Total Open Commodity Futures Contracts(c)	51	$1,507,892		$(21,369)	(1.4)%

	Shares	Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	1,398	0.1%
Lynas Rare Earths Ltd.(d)	3,822	16,689	1.1%
Mineral Resources Ltd.(d)	78	1,174	0.1%
Pilbara Minerals Ltd.(d)	3,994	4,241	0.3%
		23,502	1.6%
Brazil
Vale SA, ADR	100	$998	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR	400	15,892	1.1%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,142	0.1%
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	1,600	4,996	0.3%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(e)	1,800	4,901	0.3%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	500	1,283	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	6,100	8,887	0.6%
Ningbo Ronbay New Energy Technology Co. Ltd. – Class A	436	1,397	0.1%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,372	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(d)	100	431	0.0	%(b)
Sinofibers Technology Co. Ltd. – Class A	2,700	12,634	0.9%
Tianqi Lithium Corp. – Class H	600	1,883	0.1%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,000	2,900	0.2%
Xinte Energy Co. Ltd. – Class H(d)	4,000	2,545	0.2%
		44,371	3.0%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
France
Eramet SA	194	$10,511	0.7%
Germany
SGL Carbon SE(d)	6,728	24,651	1.7%
Wacker Chemie AG	161	13,325	0.9%
		37,976	2.6%
Japan
Nippon Carbon Co. Ltd.	700	19,596	1.3%
Nippon Denko Co. Ltd.	2,900	5,464	0.4%
Toho Titanium Co. Ltd.	100	757	0.0	%(b)
		25,817	1.7%
Norway
Elkem ASA, 144A(d)(e)	10,253	20,409	1.4%
South Korea
Ecopro BM Co. Ltd.(d)	6	396	0.0	%(b)
United States
Albemarle Corp.	200	14,404	1.0%
GrafTech International Ltd.(d)	13,200	11,542	0.8%
MP Materials Corp.(d)	800	19,528	1.3%
Tronox Holdings PLC	200	1,408	0.1%
		46,882	3.2%
Total Common Stocks
(Cost $250,572)		$226,754	15.4%

Short-Term Investments
Total Investments
(Cost $250,572)		$226,754	15.4%
Other Assets in Excess of Liabilities		1,247,400	84.6%
Total Net Assets		$1,474,154	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Collateral amounted to $286,099 on open Commodity Futures Contracts.
(d)	Non-income producing security.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $25,309, which represents 1.7% of net assets as of March 31, 2025.

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	20.7%
China	19.6
Germany	16.7
Japan	11.4
Australia	10.4
Norway	9.0
Chile	7.0
France	4.6
Brazil	0.4
South Korea	0.2
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	12.1%
Industrial	3.1%
Energy	0.2%
Commodity Derivatives	(1.4)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.